Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 02, 2023	Aug. 01, 2020	Sep. 23, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Compensation Related Costs [Abstract]
Number of shares issued	11,928,287			200,000
Shares issued under ESOP		59,900	295,565			59,900
Stock based compensation expense				$ 12,746	$ 1,626
Unrecognized stock-based compensation cost				$ 0	$ 0